Schedule of Investments (unaudited)
June 30, 2026
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.1%
AeroVironment, Inc.(a)	4,205	$ 694,119
ATI, Inc.(a)	17,738	3,496,160
Carpenter Technology Corp.	6,458	3,983,553
Curtiss-Wright Corp.	4,802	3,638,764
Hexcel Corp.	9,804	980,988
Kratos Defense & Security Solutions, Inc.(a)	24,373	1,215,238
Woodward, Inc.	7,744	3,294,607
		17,303,429
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)	15,029	761,970
Automobile Components — 1.2%
Autoliv, Inc.	8,953	1,040,070
BorgWarner, Inc.	26,661	1,770,290
Gentex Corp.	27,680	699,473
Goodyear Tire & Rubber Co. (The)(a)	37,361	246,583
Lear Corp.	6,511	872,865
Visteon Corp.	3,470	344,259
		4,973,540
Automobiles — 0.2%
Harley-Davidson, Inc.	13,598	332,607
Thor Industries, Inc.	6,836	513,794
		846,401
Banks — 6.7%
Associated Banc-Corp	21,234	653,370
Bank OZK	12,546	653,521
Columbia Banking System, Inc.	37,628	1,205,977
Commerce Bancshares, Inc.	17,622	1,017,671
Cullen/Frost Bankers, Inc.	8,163	1,261,347
East West Bancorp, Inc.	17,807	2,298,706
First Financial Bankshares, Inc.	16,947	586,366
First Horizon Corp.	61,691	1,581,757
Flagstar Bank N.A.	39,008	582,780
FNB Corp.	46,268	882,794
Glacier Bancorp, Inc.	16,747	863,810
Hancock Whitney Corp.	10,549	788,221
Home BancShares, Inc.	24,347	695,107
International Bancshares Corp.	7,083	537,954
Old National Bancorp	44,697	1,157,652
Pinnacle Financial Partners, Inc.	19,549	1,972,103
Prosperity Bancshares, Inc.	13,109	957,350
Southstate Bank Corp.	12,695	1,268,231
Texas Capital Bancshares, Inc.	5,676	586,104
UMB Financial Corp.	9,284	1,325,384
United Bankshares, Inc.	17,768	814,307
Valley National Bancorp	61,942	907,450
Webster Financial Corp.	21,060	1,609,405
Western Alliance Bancorp	13,310	1,094,082
Wintrust Financial Corp.	8,793	1,413,211
Zions Bancorp N.A.	19,000	1,314,610
		28,029,270
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A(a)	972	172,073
Celsius Holdings, Inc.(a)	20,601	603,197
Coca-Cola Consolidated, Inc.	7,346	1,402,499
		2,177,769
Biotechnology — 3.5%
Arrowhead Pharmaceuticals, Inc.(a)	18,309	1,492,366
BioMarin Pharmaceutical, Inc.(a)	25,123	1,437,538
Security	Shares	Value
Biotechnology (continued)
Cytokinetics, Inc.(a)	17,648	$ 1,503,433
Exelixis, Inc.(a)	32,671	1,777,629
Halozyme Therapeutics, Inc.(a)	15,440	1,208,489
Neurocrine Biosciences, Inc.(a)	13,069	2,202,584
Roivant Sciences Ltd.(a)	58,607	2,074,102
United Therapeutics Corp.(a)	5,517	2,989,276
		14,685,417
Broadline Retail — 0.3%
Macy’s, Inc.	34,281	807,317
Ollie’s Bargain Outlet Holdings, Inc.(a)	7,885	606,199
		1,413,516
Building Products — 2.3%
AAON, Inc.	8,837	1,121,062
Advanced Drainage Systems, Inc.	9,315	1,462,082
Carlisle Cos., Inc.	5,248	1,903,712
Fortune Brands Innovations, Inc.	15,505	851,225
Owens Corning	10,467	1,663,834
Simpson Manufacturing Co., Inc.	5,347	1,119,395
Trex Co., Inc.(a)	13,505	675,790
UFP Industries, Inc.	7,342	666,213
		9,463,313
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	3,433	1,161,727
Evercore, Inc., Class A	4,996	1,705,834
Federated Hermes, Inc., Class B, NVS	9,413	519,786
Hamilton Lane, Inc., Class A	5,315	418,981
Houlihan Lokey, Inc., Class A	7,048	945,348
Janus Henderson Group PLC	16,022	832,343
Jefferies Financial Group, Inc.	21,258	1,062,475
SEI Investments Co.	11,881	1,042,083
Stifel Financial Corp.	20,414	1,424,285
		9,112,862
Chemicals — 1.4%
Ashland, Inc.	5,952	392,177
Avient Corp.	11,920	440,563
Axalta Coating Systems Ltd.(a)	27,818	951,932
Cabot Corp.	6,710	609,402
NewMarket Corp.	992	784,910
RPM International, Inc.	16,589	1,843,868
Scotts Miracle-Gro Co. (The)	5,823	396,605
Westlake Corp.	4,330	316,090
		5,735,547
Commercial Services & Supplies — 1.7%
Brink’s Co. (The)	5,352	505,711
Clean Harbors, Inc.(a)	6,457	1,929,029
MSA Safety, Inc.	4,716	823,319
RB Global, Inc.	24,215	2,819,837
Tetra Tech, Inc.	33,733	974,546
		7,052,442
Construction & Engineering — 3.2%
AECOM	16,706	1,166,079
API Group Corp.(a)	50,116	2,122,413
Dycom Industries, Inc.(a)	3,902	1,972,812
MasTec, Inc.(a)(b)	8,009	3,332,225
Sterling Infrastructure, Inc.(a)	3,989	3,348,207
Valmont Industries, Inc.	2,524	1,457,862
		13,399,598

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials — 0.4%
Eagle Materials, Inc.	4,085	$ 919,125
Knife River Corp.(a)(b)	7,377	617,086
		1,536,211
Consumer Finance — 0.5%
Ally Financial, Inc.	36,167	1,661,874
SLM Corp.	23,598	612,132
		2,274,006
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	46,281	626,182
BJ’s Wholesale Club Holdings, Inc.(a)(b)	16,597	1,447,590
Maplebear, Inc.(a)	21,385	1,012,580
Sprouts Farmers Market, Inc.(a)	12,224	1,033,906
U.S. Foods Holding Corp.(a)	28,625	2,926,906
		7,047,164
Containers & Packaging — 1.1%
AptarGroup, Inc.	8,296	1,038,659
Crown Holdings, Inc.	14,362	1,605,959
Graphic Packaging Holding Co.	38,459	406,512
Greif, Inc., Class A, NVS	3,221	239,932
Silgan Holdings, Inc.	11,498	533,392
Sonoco Products Co.	12,851	724,154
		4,548,608
Diversified Consumer Services — 0.9%
Duolingo, Inc., Class A(a)	5,234	602,015
Graham Holdings Co., Class B	435	496,518
Grand Canyon Education, Inc.(a)	3,408	487,719
H&R Block, Inc.	16,476	627,406
Service Corp. International	17,933	1,362,190
		3,575,848
Diversified REITs — 0.5%
WP Carey, Inc.	28,952	2,070,068
Electrical Equipment — 3.0%
Acuity, Inc.	3,914	1,474,247
EnerSys	4,790	1,119,998
Nextpower, Inc., Class A(a)	19,299	2,299,283
nVent Electric PLC	21,021	3,565,372
Regal Rexnord Corp.	8,653	2,061,058
Sensata Technologies Holding PLC	18,903	902,429
Vicor Corp.(a)	3,037	1,153,392
		12,575,779
Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries, Inc.	4,951	1,846,079
Arrow Electronics, Inc.(a)	6,646	1,418,323
Avnet, Inc.	10,661	946,910
Belden, Inc.	5,061	606,864
Cognex Corp.	21,631	1,566,517
Crane NXT Co.	6,432	329,061
Fabrinet(a)	4,657	2,617,607
IPG Photonics Corp.(a)	3,311	388,446
Littelfuse, Inc.	3,287	1,496,670
Novanta, Inc.(a)	4,629	751,009
TD SYNNEX Corp.	9,717	2,597,743
TTM Technologies, Inc.(a)	13,499	2,524,583
Vontier Corp.	18,301	530,729
		17,620,541
Energy Equipment & Services — 1.4%
NOV, Inc.	46,648	865,320
TechnipFMC PLC	51,823	3,435,865
Security	Shares	Value
Energy Equipment & Services (continued)
Valaris Ltd.(a)	8,371	$ 607,735
Weatherford International PLC	9,349	761,943
		5,670,863
Entertainment — 0.1%
Warner Music Group Corp., Class A	19,008	514,547
Financial Services — 1.5%
Corebridge Financial, Inc.	31,559	903,534
Equitable Holdings, Inc.	35,007	1,536,107
Essent Group Ltd.	11,978	769,946
Euronet Worldwide, Inc.(a)	4,603	336,894
MGIC Investment Corp.	27,490	775,218
Shift4 Payments, Inc., Class A(a)(b)	7,630	371,123
Voya Financial, Inc.	11,785	1,066,896
WEX, Inc.(a)	4,507	635,893
		6,395,611
Food Products — 0.7%
Darling Ingredients, Inc.(a)	20,657	1,128,285
Ingredion, Inc.	8,196	776,243
Marzetti Co. (The)	2,637	301,040
Pilgrim’s Pride Corp.	5,567	156,489
Post Holdings, Inc.(a)	5,184	457,540
		2,819,597
Gas Utilities — 0.9%
New Jersey Resources Corp.	13,117	735,077
ONE Gas, Inc.	8,158	628,737
Southwest Gas Holdings, Inc.	8,372	742,429
Spire, Inc.	7,684	600,043
UGI Corp.	27,867	962,526
		3,668,812
Ground Transportation — 2.1%
Avis Budget Group, Inc.(a)(b)	2,205	325,965
Knight-Swift Transportation Holdings, Inc.	21,121	1,644,692
Landstar System, Inc.	4,410	912,032
Ryder System, Inc.	5,029	1,326,499
Saia, Inc.(a)	3,467	1,460,162
XPO, Inc.(a)	15,261	3,132,931
		8,802,281
Health Care Equipment & Supplies — 1.3%
DENTSPLY SIRONA, Inc.	26,039	276,274
Envista Holdings Corp.(a)	21,151	557,329
Globus Medical, Inc., Class A(a)	14,728	1,163,659
Haemonetics Corp.(a)	6,094	457,050
Lantheus Holdings, Inc.(a)	8,463	938,885
LivaNova PLC(a)	7,140	587,122
Penumbra, Inc.(a)	5,112	1,614,114
		5,594,433
Health Care Providers & Services — 1.9%
Chemed Corp.	1,726	803,867
Encompass Health Corp.	12,894	1,303,325
Ensign Group, Inc. (The)	7,534	1,207,700
HealthEquity, Inc.(a)	10,980	991,714
Hims & Hers Health, Inc., Class A(a)(b)	27,546	955,020
Option Care Health, Inc.(a)	20,411	428,019
Tenet Healthcare Corp.(a)	11,197	2,094,735
		7,784,380
Health Care REITs — 1.4%
American Healthcare REIT, Inc.	25,050	1,306,357
CareTrust REIT, Inc.	30,707	1,239,027
Healthcare Realty Trust, Inc.	45,041	908,477

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs (continued)
Omega Healthcare Investors, Inc.	38,798	$ 1,849,889
Sabra Health Care REIT, Inc.	32,780	639,538
		5,943,288
Health Care Technology — 0.1%
Doximity, Inc., Class A(a)	17,393	360,731
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	26,173	372,965
Hotels, Restaurants & Leisure — 2.9%
Aramark	34,178	1,944,728
Boyd Gaming Corp.	7,149	631,471
Cava Group, Inc.(a)	13,013	1,021,260
Choice Hotels International, Inc.(b)	2,638	290,892
Churchill Downs, Inc.	8,606	771,442
Dutch Bros, Inc., Class A(a)(b)	16,584	1,190,897
Hilton Grand Vacations, Inc.(a)	7,805	408,748
Hyatt Hotels Corp., Class A	5,333	1,033,749
Planet Fitness, Inc., Class A(a)	10,285	536,569
Texas Roadhouse, Inc.	8,544	1,650,957
Travel + Leisure Co.	8,113	620,077
Vail Resorts, Inc.	4,632	630,647
Wingstop, Inc.	3,540	613,871
Wyndham Hotels & Resorts, Inc.	9,730	819,363
		12,164,671
Household Durables — 1.7%
KB Home	8,206	513,614
Somnigroup International, Inc.	27,340	2,143,456
Taylor Morrison Home Corp., Class A(a)	12,143	871,139
Toll Brothers, Inc.	12,310	2,028,072
TopBuild Corp.(a)	3,644	1,291,907
Whirlpool Corp.	8,425	332,114
		7,180,302
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	8,011	872,398
Industrial REITs — 1.0%
EastGroup Properties, Inc.	6,990	1,415,685
First Industrial Realty Trust, Inc.	17,231	1,056,432
Rexford Industrial Realty, Inc.	29,110	975,185
STAG Industrial, Inc.	24,853	945,905
		4,393,207
Insurance — 3.9%
American Financial Group, Inc.	8,964	1,254,422
Brighthouse Financial, Inc.(a)	7,433	470,509
CNO Financial Group, Inc.	12,059	614,768
Fidelity National Financial, Inc., Class A	31,461	1,483,701
First American Financial Corp.	13,245	908,474
Hanover Insurance Group, Inc. (The)	4,547	973,604
Kinsale Capital Group, Inc.	2,848	939,299
Old Republic International Corp.	29,125	1,191,795
Primerica, Inc.	4,053	1,151,862
Reinsurance Group of America, Inc.	8,557	1,819,646
RenaissanceRe Holdings Ltd.(b)	5,538	1,754,992
RLI Corp.	11,950	705,886
Ryan Specialty Holdings, Inc., Class A	14,822	559,679
Selective Insurance Group, Inc.	7,782	754,932
Unum Group	19,212	1,717,553
		16,301,122
Interactive Media & Services — 0.3%
Pinterest, Inc., Class A(a)	62,618	1,316,857
Security	Shares	Value
IT Services — 2.2%
DigitalOcean Holdings, Inc.(a)	10,581	$ 1,661,535
Kyndryl Holdings, Inc.(a)	29,304	331,428
Okta, Inc., Class A(a)	21,792	2,973,518
Twilio, Inc., Class A(a)	19,728	4,070,478
		9,036,959
Leisure Products — 0.5%
Brunswick Corp.	8,445	711,407
Mattel, Inc.(a)	37,773	524,289
Polaris, Inc.	7,025	480,791
YETI Holdings, Inc.(a)	9,847	488,017
		2,204,504
Life Sciences Tools & Services — 2.0%
Avantor, Inc.(a)	88,744	878,565
Bio-Rad Laboratories, Inc., Class A(a)	2,342	687,635
Bruker Corp.(b)	14,444	869,240
Illumina, Inc.(a)(b)	19,666	3,457,873
Medpace Holdings, Inc.(a)	2,932	1,552,758
Repligen Corp.(a)	6,892	940,344
		8,386,415
Machinery — 5.8%
AGCO Corp.	7,812	935,096
Chart Industries, Inc.(a)	5,843	1,220,836
CNH Industrial NV(b)	114,430	1,285,049
Crane Co.	6,380	1,423,187
Donaldson Co., Inc.	15,054	1,351,397
Esab Corp.	7,438	733,610
Flowserve Corp.	16,612	1,231,946
Graco, Inc.	21,572	1,631,059
ITT, Inc.	11,620	2,297,971
Lincoln Electric Holdings, Inc.	7,121	1,890,697
Middleby Corp. (The)(a)	5,407	930,058
Mueller Industries, Inc.	14,372	1,766,750
Oshkosh Corp.	8,104	1,243,802
SPX Technologies, Inc.(a)	6,507	1,595,321
Terex Corp.	14,843	1,074,485
Timken Co. (The)	8,220	1,194,530
Toro Co. (The)	12,599	1,227,395
Watts Water Technologies, Inc., Class A	3,571	1,397,868
		24,431,057
Marine Transportation — 0.2%
Kirby Corp.(a)	6,954	945,535
Media — 0.5%
New York Times Co. (The), Class A	20,937	1,465,171
Nexstar Media Group, Inc., Class A	3,742	668,284
		2,133,455
Metals & Mining — 2.5%
Alcoa Corp.	34,300	1,788,402
Cleveland-Cliffs, Inc.(a)	74,143	696,203
Commercial Metals Co.	14,414	904,478
Hecla Mining Co.	87,178	1,345,157
MP Materials Corp., Class A(a)(b)	17,586	984,992
Reliance, Inc.	6,635	2,478,836
Royal Gold, Inc.	10,590	2,113,870
		10,311,938
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	95,246	2,129,701
Starwood Property Trust, Inc.	45,298	741,981
		2,871,682

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities — 0.2%
Black Hills Corp.	9,894	$ 736,114
Office REITs — 0.6%
COPT Defense Properties	14,681	534,242
Cousins Properties, Inc.	21,387	641,182
Kilroy Realty Corp.	13,904	520,983
Vornado Realty Trust	20,538	807,143
		2,503,550
Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp.	43,216	983,164
DT Midstream, Inc.	13,259	1,945,626
HF Sinclair Corp.	19,918	1,387,289
PBF Energy, Inc., Class A	10,918	496,987
		4,813,066
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	8,263	649,968
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(a)	14,484	756,065
American Airlines Group, Inc.(a)	85,967	1,553,423
		2,309,488
Personal Care Products — 0.1%
elf Beauty, Inc.(a)(b)	7,736	572,464
Pharmaceuticals — 0.8%
Elanco Animal Health, Inc.(a)(b)	64,918	1,597,632
Jazz Pharmaceuticals PLC(a)	8,156	1,965,351
		3,562,983
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp., Class A	15,674	950,942
ExlService Holdings, Inc.(a)	19,858	513,528
Exponent, Inc.	6,305	370,482
FTI Consulting, Inc.(a)	3,844	572,794
Genpact Ltd.	20,490	563,475
Maximus, Inc.	6,829	367,127
Paylocity Holding Corp.(a)	5,637	589,236
TransUnion	25,060	1,807,828
		5,735,412
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)	6,030	1,868,999
Residential REITs — 0.8%
American Homes 4 Rent, Class A	41,173	1,380,119
Equity LifeStyle Properties, Inc.	25,208	1,624,656
Independence Realty Trust, Inc.	30,782	513,751
		3,518,526
Retail REITs — 1.0%
Agree Realty Corp.	15,587	1,180,560
Brixmor Property Group, Inc.	39,883	1,257,511
Kite Realty Group Trust	26,395	749,090
NNN REIT, Inc.	24,729	1,150,640
		4,337,801
Semiconductors & Semiconductor Equipment — 6.0%
Allegro MicroSystems, Inc.(a)	16,136	1,123,388
Amkor Technology, Inc.	14,820	1,277,928
Cirrus Logic, Inc.(a)	6,630	984,754
Entegris, Inc.	19,822	3,565,185
Lattice Semiconductor Corp.(a)	17,809	2,724,064
MACOM Technology Solutions Holdings, Inc.(a)	8,529	3,244,176
MKS, Inc.	8,780	3,905,344
Onto Innovation, Inc.(a)	6,466	2,447,058
Rambus, Inc.(a)	14,055	1,865,661
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.(a)	4,287	$ 936,967
SiTime Corp.(a)	2,882	2,148,704
Synaptics, Inc.(a)	5,022	623,883
Universal Display Corp.	5,651	489,320
		25,336,432
Software — 3.0%
Appfolio, Inc., Class A(a)	3,123	500,773
Bentley Systems, Inc., Class B	19,375	579,119
BILL Holdings, Inc.(a)	11,567	418,263
Commvault Systems, Inc.(a)	5,361	759,815
Docusign, Inc.(a)	25,254	1,121,783
Dolby Laboratories, Inc., Class A	7,917	416,276
Dropbox, Inc., Class A(a)	19,467	534,758
Dynatrace, Inc.(a)	38,299	1,681,709
Guidewire Software, Inc.(a)(b)	11,003	1,353,919
InterDigital, Inc.	3,359	951,034
Manhattan Associates, Inc.(a)	7,690	1,070,832
Nutanix, Inc., Class A(a)	34,472	1,756,693
Pegasystems, Inc.	11,730	351,548
Qualys, Inc.(a)	4,577	629,292
UiPath, Inc., Class A(a)(b)	55,513	603,426
		12,729,240
Specialized REITs — 1.5%
CubeSmart	29,429	1,170,391
EPR Properties	9,991	579,578
Gaming & Leisure Properties, Inc.	36,813	1,639,283
Lamar Advertising Co., Class A	11,315	1,764,914
National Storage Affiliates Trust	9,302	413,660
Rayonier, Inc.	37,860	805,661
		6,373,487
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A(a)	5,815	523,408
AutoNation, Inc.(a)	3,262	606,047
Bath & Body Works, Inc.	26,176	605,451
Burlington Stores, Inc.(a)	8,175	2,589,840
Chewy, Inc., Class A(a)	31,308	615,202
Five Below, Inc.(a)	7,188	1,292,331
Floor & Decor Holdings, Inc., Class A(a)	14,050	834,008
GameStop Corp., Class A(a)	53,618	1,183,885
Gap, Inc. (The)	28,967	541,104
Lithia Motors, Inc., Class A	2,964	861,012
Penske Automotive Group, Inc.	2,393	428,227
RH(a)(b)	2,015	331,931
Valvoline, Inc.(a)	16,577	655,455
		11,067,901
Technology Hardware, Storage & Peripherals — 0.8%
Everpure, Inc., Class A(a)	41,015	3,231,572
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)	15,488	287,612
Columbia Sportswear Co.	3,124	193,125
Crocs, Inc.(a)(b)	6,459	779,214
PVH Corp.	5,988	444,669
VF Corp.	42,719	712,553
		2,417,173
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	4,804	1,624,473
Core & Main, Inc., Class A(a)	24,455	1,179,954
GATX Corp.	4,615	817,732
MSC Industrial Direct Co., Inc., Class A	5,951	707,871

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Watsco, Inc.	4,550	$ 1,896,121
WESCO International, Inc.	6,331	2,186,917
		8,413,068
Water Utilities — 0.3%
Essential Utilities, Inc.	36,867	1,412,375
Total Long-Term Investments — 99.7% (Cost: $336,211,242)		418,270,528
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	15,097,108	15,101,637
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	796,245	796,245
Total Short-Term Securities — 3.8% (Cost: $15,896,285)		15,897,882
Total Investments — 103.5% (Cost: $352,107,527)		434,168,410
Liabilities in Excess of Other Assets — (3.5)%		(14,702,891)
Net Assets — 100.0%		$ 419,465,519

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,602,318	$ 4,498,385 (a)	$ —	$ (277)	$ 1,211	$ 15,101,637	15,097,108	$ 10,383 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	287,488	508,757 (a)	—	—	—	796,245	796,245	6,583	—
				$ (277)	$ 1,211	$ 15,897,882		$ 16,966	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P Mid-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	12	09/18/26	$ 183	$ 967
S&P Mid 400 E-Mini Index	7	09/18/26	2,720	16,976
				$ 17,943
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 418,270,528	$ —	$ —	$ 418,270,528
Short-Term Securities
Money Market Funds	15,897,882	—	—	15,897,882
	$ 434,168,410	$ —	$ —	$ 434,168,410
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 17,943	$ —	$ —	$ 17,943

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust